Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Collected In Advance [member] TWD ($)	Capital [member] Common stocks [member] TWD ($)	Additional paid-in capital [member] TWD ($)	Legal reserve [member] TWD ($)	Special reserve [member] TWD ($)	Unappropriated earnings [member] TWD ($)	Exchange differences on translation of foreign operations [member] TWD ($)	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] TWD ($)	Unrealized gain or losses on available-for-sale financial assets [member] TWD ($)	Reserve of cash flow hedges [member] TWD ($)	Treasury stock [member] TWD ($)	Equity attributable to the parent company [member] TWD ($)	Non-controlling interests [member] TWD ($)
Balance at Dec. 31, 2016	$ 214,946,374			$ 126,243,187	$ 41,626,106	$ 9,070,841		$ 43,528,660	$ 81,553		$ 5,127,682		$ (12,893,384)	$ 212,784,645	$ 2,161,729
Appropriation and distribution of retained earnings
Legal reserve	0			0	0	831,566		(831,566)	0		0		0	0	0
Cash dividends	(6,112,159)			0	0	0		(6,112,159)	0		0		0	(6,112,159)	0
Net income (loss)	6,679,229			0	0	0		9,676,698	0		0		0	9,676,698	(2,997,469)
Other comprehensive income (loss), net of tax	(4,814,533)			0	0	0		(151,654)	(5,770,763)		1,219,485		0	(4,702,932)	(111,601)
Total comprehensive income	1,864,696			0	0	0		9,525,044	(5,770,763)		1,219,485		0	4,973,766	(3,109,070)
Share of changes in net assets of associates and joint ventures accounted for using equity method	(3,978)			0	(3,978)	0		0	0		0		0	(3,978)	0
Disposal of subsidiaries	0
Changes in subsidiaries' ownership	(2,042,442)			0	(134,050)	0		(909,241)	0		0		0	(1,043,291)	(999,151)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	110,164			0	121,340	0		0	0		0		(11,176)	110,164	0
Others	858,343			0	0	0		(2,044,957)	0		0		0	(2,044,957)	2,903,300
Balance at Dec. 31, 2017	209,620,998			126,243,187	41,609,418	9,902,407		43,155,781	(5,689,210)	$ 0	6,347,167	$ 0	(12,904,560)	208,664,190	956,808
Impact of retroactive applications at Dec. 31, 2017	1,394,943			0	0	0		17,065,856	3,088	(9,328,431)	(6,347,167)	0	0	1,393,346	1,597
Adjusted balance at Dec. 31, 2017	211,015,941			126,243,187	41,609,418	9,902,407		60,221,637	(5,686,122)	(9,328,431)	0	0	(12,904,560)	210,057,536	958,405
Appropriation and distribution of retained earnings
Legal reserve	0			0	0	962,873		(962,873)	0	0	0	0	0	0	0
Cash dividends	(8,557,023)			0	0	0		(8,557,023)	0	0	0	0	0	(8,557,023)	0
Net income (loss)	3,247,797			0	0	0		7,677,735	0	0	0	0	0	7,677,735	(4,429,938)
Other comprehensive income (loss), net of tax	835,610			0	0	0		(22,341)	4,733	959,170	0	(2,058)	0	939,504	(103,894)
Total comprehensive income	4,083,407			0	0	0		7,655,394	4,733	959,170	0	(2,058)	0	8,617,239	(4,533,832)
Share-based payment transaction	2,899,669			0	696,226	0		0	0	0	0	0	2,203,443	2,899,669	0
Treasury stock acquired	(6,261,018)			0	0	0		0	0	0	0	0	(6,261,018)	(6,261,018)	0
Treasury stock cancelled	0			(2,000,000)	(1,129,182)	0		0	0	0	0	0	3,129,182	0	0
Share of changes in net assets of associates and joint ventures accounted for using equity method	10,338			0	10,338	0		10,573	0	(10,573)	0	0	0	10,338	0
Disposal of subsidiaries	(7,074)			0	0	0		0	0	0	0	0	0	0	(7,074)
Changes in subsidiaries' ownership	(753,885)			0	39	0		(475,311)	0	0	0	0	0	(475,272)	(278,613)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	163,839			0	163,839	0		0	0	0	0	0	0	163,839	0
Others	1,803,289			0	(48,643)	0		(2,475,950)	0	0	0	0	0	(2,524,593)	4,327,882
Balance at Dec. 31, 2018	204,397,483		$ 0	124,243,187	41,302,035	10,865,280	$ 0	55,416,447	(5,681,389)	(8,379,834)	0	(2,058)	(13,832,953)	203,930,715	466,768
Impact of retroactive applications at Dec. 31, 2018	(24,362)		0	0	(10,427)	0	0	0	(13,935)	0		0	0	(24,362)	0
Adjusted balance at Dec. 31, 2018	204,373,121		0	124,243,187	41,291,608	10,865,280	0	55,416,447	(5,695,324)	(8,379,834)		(2,058)	(13,832,953)	203,906,353	466,768
Appropriation and distribution of retained earnings
Legal reserve	0		0	0	0	707,299	0	(707,299)	0	0		0	0	0	0
Special reserve	0		0	0	0	0	14,513,940	(14,513,940)	0		0	0	0	0	0
Cash dividends	(6,916,105)		0	0	0	0	0	(6,916,105)	0	0		0	0	(6,916,105)	0
Net income (loss)	4,576,250	$ 153,001	0	0	0	0	0	8,155,097	0	0		0	0	8,155,097	(3,578,847)
Other comprehensive income (loss), net of tax	2,777,579	92,865	0	0	0	0	0	84,744	(3,241,226)	5,949,274		0	0	2,792,792	(15,213)
Total comprehensive income	7,353,829	245,866	0	0	0	0	0	8,239,841	(3,241,226)	5,949,274		0	0	10,947,889	(3,594,060)
Share-based payment transaction	377,004		0	0	377,004	0	0	0	0	0		0	0	377,004	0
Conversion of convertible bonds	463,415		332,611	0	130,804	0	0	0	0		$ 0	0	0	463,415	0
Treasury stock acquired	(2,859,498)		0	0	0	0	0	0	0	0		0	(2,859,498)	(2,859,498)	0
Treasury stock cancelled	0		0	(7,000,000)	(1,387,127)	0	0	0	0	0		0	8,387,127	0	0
Share of changes in net assets of associates and joint ventures accounted for using equity method	14,123		0	0	14,123	0	0	387,654	0	(387,654)		0	0	14,123	0
Disposal of subsidiaries	0
Changes in subsidiaries' ownership	3,639		0	0	1,179	0	0	(22,280)	0	0		0	0	(21,101)	24,740
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	32,241		0	0	140,909	0	0	0	0	0		0	(108,668)	32,241	0
Disposal of equity instruments investments measured at fair value through other comprehensive income	0		0	0	0	0	0	(551,903)	0	551,903		0	0	0	0
Others	72,146		0	0	15,458	0	0	(3,457,987)	0	0		2,058	0	(3,440,471)	3,512,617
Balance at Dec. 31, 2019	$ 202,913,915	$ 6,784,149	$ 332,611	$ 117,243,187	$ 40,583,958	$ 11,572,579	$ 14,513,940	$ 37,874,428	$ (8,936,550)	$ (2,266,311)		$ 0	$ (8,413,992)	$ 202,503,850	$ 410,065